Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	16,100,000
Proposed Maximum Offering Price per Unit	61.00
Maximum Aggregate Offering Price	$ 982,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 135,628.01
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. All securities offered hereby are for the account of selling stockholders named in the prospectus supplement to the Form S-3. An indeterminate aggregate amount of securities is being registered as may from time to time be sold at indeterminate prices. Includes up to 2,100,000 shares of Common Stock, par value $0.001 per share, that the underwriters have an option to purchase.